Long-term Debt - Schedule of Gold Notes (Details) $ in Thousands, $ in Millions		12 Months Ended
	Apr. 05, 2024 CAD ($)	Dec. 31, 2025 USD ($) debt_instrument	Dec. 31, 2024 USD ($) debt_instrument
Disclosure of detailed information about borrowings [line items]
Carrying value of the debt, beginning balance		$ 516,234
Change in fair value through profit and loss (Note 21)		90,612	$ 17,279
Carrying value of the debt, ending balance	$ 18.0	519,462	516,234
Less: current portion		(53,684)	(22,132)
Non-current portion		$ 465,778	$ 494,102
Gold Notes
Disclosure of detailed information about borrowings [line items]
Number of debt instruments, fair value, beginning balance | debt_instrument		43,839,952	58,617,464
Number of gold notes, repayment | debt_instrument		(16,132,117)	(14,777,512)
Number of debt instruments, fair value, ending balance | debt_instrument		27,707,835	43,839,952
Number of gold notes, current portion | debt_instrument		(16,255,263)
Number of gold notes, non-current portion of non-current borrowings | debt_instrument		11,452,572
Carrying value of the debt, beginning balance		$ 66,945	$ 63,310
Principal repayments		(16,132)	(14,778)
Change in fair value through profit and loss (Note 21)		24,093	20,275
Change in fair value through other comprehensive income due to changes in credit risk		1,291	(1,862)
Carrying value of the debt, ending balance		76,197	66,945
Less: current portion		(47,684)
Non-current portion		28,513
Capitalized interest and premium payments		$ 25,600	$ 13,900